FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 28, 2017 USD ($)	Dec. 04, 2017	Nov. 17, 2017 EUR (€)	Apr. 07, 2017 USD ($)	Apr. 03, 2017	Dec. 31, 2016 USD ($)	Jul. 03, 2015	Jun. 01, 2015	Apr. 09, 2015	Jan. 14, 2015	Jul. 04, 2014	Mar. 25, 2014	Mar. 29, 2012	Feb. 28, 2012	Mar. 07, 2011	Aug. 05, 2010
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,928,000,000
Less current portion of long-term debt	(976,000,000)								$ (697,000,000)
Total long-term debt, net of current portion	10,143,000,000								11,789,000,000
Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	10,705,000,000								12,022,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(976,000,000)								(697,000,000)
Total long-term debt, net of current portion	9,729,000,000								11,325,000,000
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	10,513,000,000								11,794,000,000
5.5 billion Revolving Credit Facility - 2.3 billion tranche, Due in 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0								0
5.5 billion Revolving Credit Facility - 3.2 billion tranche, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	0								0
€1.0 billion Unsecured Bonds, Due in 2017
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000,000,000.0
Borrowings, interest rate						4.625%
Borrowings	0					€ 1,000,000,000			$ 568,000,000
€1.0 billion Unsecured Bonds, Due in 2017 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.88%
€500 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 400,000,000								$ 351,000,000
€500 million Unsecured Notes, Due in 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%													4.50%
€400 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 400,000,000
Borrowings	$ 480,000,000								421,000,000
€400 million Unsecured Notes, Due in 2018 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.70%	1.70%	1.70%
1.5 billion Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0			$ 1,500,000,000.0
Borrowings	0								$ 648,000,000
1.5 billion Unsecured Notes, Due in 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.125%					6.13%
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings	$ 897,000,000								$ 788,000,000
€750 million Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%												3.00%
1.5 billion Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings	0								$ 842,000,000
1.5 billion Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								9.85%	10.60%
500 Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	500,000,000
Borrowings	$ 323,000,000								$ 323,000,000
500 Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.13%	5.13%	5.13%								5.13%
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr			SFr 225,000,000
Borrowings	$ 230,000,000								220,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%							2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600,000,000
Borrowings	$ 715,000,000								627,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.88%	2.88%	2.88%											2.88%
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings	$ 622,000,000								620,000,000
1.0 billion Unsecured Bonds, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%																5.25%
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings	$ 753,000,000								752,000,000
1.5 billion Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%	6.00%															5.50%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 597,000,000								523,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%									3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings	$ 895,000,000								786,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.13%	3.13%	3.13%										3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000.0
Borrowings	$ 655,000,000								1,092,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%	6.75%														6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 593,000,000								0
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings, interest rate	0.95%	0.95%	0.95%		0.95%
500 Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings	$ 497,000,000								497,000,000
500 Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.13%	6.13%	6.13%								6.13%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings	$ 1,092,000,000								1,466,000,000
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%	7.50%	7.50%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings	$ 619,000,000								984,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%	7.25%	7.25%															6.75%
Other Loans, Due in 2018-2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 53,000,000								29,000,000
Other Loans, Due in 2018-2021 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%	1.25%	1.25%
Other Loans, Due in 2018-2021 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.15%	2.15%	2.15%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 420,000,000	€ 350,000,000							0
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.16%	1.16%	1.16%
ICO loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0						$ 7,000,000		$ 7,000,000
ICO loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.18%
Other Loans, Due in 2018-2035
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 672,000,000								$ 250,000,000
Other Loans, Due in 2018-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.01%	0.01%	0.01%
Other Loans, Due in 2018-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.99%	3.99%	3.99%
Other Loans, Fixed/Floating, Due in 2018-2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 107,000,000								198,000,000
Other Loans, Fixed/Floating, Due in 2018-2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%	0.00%
Other Loans, Fixed/Floating, Due in 2018-2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%	10.00%	10.00%
Other Loans, Fixed/Floating, Due in 2019-2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 85,000,000								30,000,000
Other Loans, Fixed/Floating, Due in 2019-2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%	0.00%
Other Loans, Fixed/Floating, Due in 2019-2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.63%	4.63%	4.63%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (74,000,000)								(65,000,000)
Total long-term debt, net of current portion	$ 414,000,000								$ 464,000,000